Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Parenthetical) (Detail) - Yuchai [Member] - Jining Yuchai Engine Company Limited [Member]	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2014
Disclosure of subsidiaries [Line Items]
Percentage of equity interest disposed			70.00%
Percentage of control	100.00%	100.00%